Finance result (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of finance result

	2025	2024	2023

Financial income from cash equivalents	138,456	59,381	73,672
Interest earned	49,527	43,417	33,450
Other	6,960	8,485	3,520
Finance income	194,943	111,283	110,642

Interest expense	(316,379)	(254,386)	(285,447)
Interest expense on lease liabilities	(123,067)	(111,966)	(100,849)
Financial discounts	(54,254)	(33,240)	(30,891)
Credit card charges	(6,901)	(5,824)	(4,096)
Bank fees	(3,882)	(4,436)	(7,163)
Exchange variance	(3,095)	(8,944)	(681)
Other	(53,446)	(39,946)	(28,489)
Finance expenses	(561,024)	(458,742)	(457,616)

Net finance result	(366,081)	(347,459)	(346,974)